Average Annual Total Returns - SP 500 Index Fund	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years		Class R6 10 Years		S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Lipper S&P 500® Objective Funds Index 1 Year	Lipper S&P 500® Objective Funds Index 5 Years	Lipper S&P 500® Objective Funds Index 10 Years
Total	Sep. 26, 1997	23.58%	9.81%	12.29%	23.01%	9.37%	11.91%	14.35%	7.71%	10.20%	Sep. 26, 1997	28.79%	10.24%	12.26%	Sep. 26, 1997	31.10%	11.34%	13.21%	Apr. 04, 2017	31.21%	11.26%	[1]	13.03%	[1]	31.49%	11.70%	13.56%	32.17%	11.50%	13.31%

[1]	Performance shown prior to the inception date is that of the Fund’s and the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.